Restructuring and Asset Impairment Charges - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Non-cash asset impairment charge	$ 53.2
Employee severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Cash-based restructuring charges	$ 6.0